Fair values (Tables)	12 Months Ended
Mar. 31, 2021
Text Block [Abstract]
Summary Of carrying amounts and fair value of the financial instruments
Set out below, is a comparison by class of the carrying amounts and fair value of the financial instruments of the group:

	As at 31 March 2021		As at 31 March 2020
	Carrying value	Fair value	Carrying value	Fair value
Financial assets
Measured at amortised cost
Security deposits	185	185	131	131
Bank deposits with remaining maturity for more than twelve months	2,999	2,999	142	142
Trade receivables	35,980	35,980	25,914	25,914
Cash and cash equivalents	20,679	20,679	13,089	13,089
Bank balances other than cash and cash equivalents	26,506	26,506	31,203	31,203
Advances recoverable	154	154	233	233
Deferred consideration receivable	1,936	1,936	—	—
Interest accrued on fixed deposits	394	394	607	607
Government grant receivable	1,161	1,161	1,749	1,749
Loans to related parties	11	11	5	5
Interest accrued on loans to related parties	—	—	0	0
Recoverable from related parties	—	—	15	15
Other current financial assets	52	52	114	114

Measured at FVTPL
Investment in unquoted compulsorily convertible debentures of entities under joint control	—	—	624	624

Measured at FVTOCI
Derivative instruments	2,691	2,691	8,718	8,718

Financial liabilities
Financial guarantee contracts	78	78	—	—
Measured at amortised cost
Non convertible debentures	100,584	101,725	45,211	45,211
Term loan from bank	51,157	51,455	53,924	53,924
Term loan from financial institutions	93,419	99,394	92,488	92,488
Compulsorily convertible debentures	809	809	553	553
Senior secured notes	92,924	98,308	128,160	128,160
Compulsorily convertible preference shares	26,697	26,697	23,200	23,200
Interest accrued but not due on borrowings	1,686	1,686	1,692	1,692
Interest accrued but not due on debentures	1,344	1,344	371	371
Capital creditors	9,001	9,001	8,926	8,926
Purchase consideration payable	191	191	272	272
Other payables	1	1	109	109
Interest-bearing loans and borrowings - Short term	10,643	10,643	12,148	12,148
Trade payables	3,245	3,245	3,733	3,733
Lease liabilities	2,112	2,112	1,646	1,646

Measured at FVTOCI
Derivative instruments	1,070	1,070	—	—